FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Unrecognised gains or (losses) for derivatives trading (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative financial instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	$ 48,974	$ 54,740
Increase due to new trades	421,668	105,850
Reduction due to amortization	(380,009)	(102,259)
Reduction due to sale or transfer	(13,095)	(9,357)
Ending balance	77,538	48,974
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	6,666	4,711
Increase due to new trades	321,006	37,961
Reduction due to amortization	(293,579)	(35,500)
Reduction due to sale or transfer	(4,991)	(506)
Ending balance	29,102	6,666
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	15,736	16,052
Increase due to new trades	21,481	3,475
Reduction due to amortization	(9,250)	(1,968)
Reduction due to sale or transfer	(983)	(1,823)
Ending balance	26,984	15,736
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	26,572	33,977
Increase due to new trades	79,181	64,414
Reduction due to amortization	(77,180)	(64,791)
Reduction due to sale or transfer	(7,121)	(7,028)
Ending balance	$ 21,452	$ 26,572